Debentures - Summary Of Details of Debentures (Parenthetical) (Details) - Exchangeable Bonds [Member]	12 Months Ended
Dec. 31, 2021 KRW (₩) shares
Disclosure Of Detailed Information About Debentures [Line Items]
Exchangeable bonds, description of exercise period for exchange right	Exercise period for exchange right is from the 60th day of the issuance date to 10 days before the maturity date.
Treasury shares [member]
Disclosure Of Detailed Information About Debentures [Line Items]
Treasury shares, to be exchanged | shares	5,000,000
Treasury shares, Exchange price | ₩	₩ 48,000